GEOGRAPHIC INFORMATION	12 Months Ended
Dec. 31, 2012
GEOGRAPHIC INFORMATION [Abstract]
GEOGRAPHIC INFORMATION
NOTE 14:-	GEOGRAPHIC INFORMATION

Allot operates in a single reportable segment. Revenues are based on the location of the Company's channel partners which are considered as end customers, as well as direct customers of the Company:

	Year ended December 31,
	2012	2011	2010

Europe	$39,655	$38,409	$30,434
Asia and Oceania	21,953	13,388	12,469
United States of America	24,674	9,484	7,680
Middle East and Africa	10,565	9,530	3,890
Americas (excluding United States of America)	7,905	6,942	2,499

	$104,752	$77,753	$56,972

During the years ended December 2012, 2011 and 2010 approximately 14%, 15% and 30% of the Company's revenues are derived from a single customer.

The following presents total long-lived assets as of December 31, 2012 and 2011:

	December 31,
	2012	2011
Long-lived assets:
Israel	$26,976	$8,653
United States of America	14,380	300
Other	153	150

	$41,509	$9,103